Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2024
Redeemable non-controlling interests
Redeemable non-controlling interests

16. Redeemable non-controlling interests

In August 2021, the Group acquired 51% equity interest of Morefun and obtained the controlling interest accordingly. Pursuant to the share purchase agreement, the Group has the right and obligation to purchase an additional Morefun’s 22% equity interest from the founders in the event that Morefun achieves the performance target stipulated in the agreement for the following three years. As the redemption of the noncontrolling interests is outside of the control of the Group, the non-controlling interests are accounted for as redeemable non-controlling interests in the Group’s consolidated balance sheet. The redeemable non-controlling interests were initially recorded at the acquisition date fair value and recognize changes in the redemption value immediately as they occur subsequently. As of June 30, 2024, Morefun did not achieve the performance target stipulated in the agreement, so the Group exempted from the purchase obligation and the noncontrolling interests is no longer redeemable.

In October 2021, Cainiao Smart Logistics Investment Limited (“Cainiao”) entered into a shareholder agreement with Baozun Inc. and acquired 30% equity interest of Baotong Inc., a subsidiary of the Group with the total consideration of US$217.9 million, equivalent to RMB1,392.5 million.

Pursuant to the shareholder agreement, the pre-money valuation of Baotong shall be subject to adjustment in accordance with the achievement percentage of FY2022 target net profit of Baotong. Since Baotong’s net profit of FY2022 was less than the target net profit, Baozun was obliged to compensate Cainiao by cash or shares of Baotong or a combine of both. Therefore, a derivative liability of US$52.8 million, equivalent to RMB364.8 million, was recorded as of December 31, 2022. Upon the further agreement between Cainiao and the Group in 2023, the compensation was finalized and the adjustment of US$3.4 million, equivalent to RMB24.5 million, to the derivative liability was recorded with a corresponding fair value gain recognized in the consolidated statement of operations for the year ended December 31, 2023.

Subsequently in 2023, the derivative liability has been settled with the combination of cash of US$10.2 million, equivalent to RMB74.0 million, and 7% share of Baotong’s equity to non-controlling shareholder with designated value of RMB100.8 million, with a gain of RMB182.2 million as additional paid-in capital of the Group.

In addition, according to the agreement, if certain triggering events occur, Cainiao has the right to exercise a put option requiring Baozun to redeem Baotong’s shares within 12 months starting from August 2024, at a price equal to the initial investment plus an internal rate of 6%. As of the year ended December 31, 2023 and 2024, the Company assessed the fair value of put option is immaterial.

In April 2024, the Group completed its acquisition of 51% equity interests in Zhejiang Location, a Hangzhou-based Douyin partner specializing in apparel and accessories categories. Pursuant to the share purchase agreement, the Group should acquire additional 24% and 15% equity interest in Location from initial shareholders of Location upon the achievement of 2025 and 2026 performance conditions as defined in the share purchase agreement, respectively. As the redemption of the noncontrolling interests is outside of the control of the Group, the non-controlling interests are accounted for as redeemable non-controlling interests in the Group’s consolidated balance sheet. The redeemable non-controlling interests were initially recorded at the acquisition date fair value and subsequently adjusted to the redemption value at each reporting date.

The following tables provides details of the redeemable noncontrolling interest activity for the years ended December 31, 2023 and 2024:

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1	1,421,680	1,438,082	1,584,858
Net income attributable to redeemable non-controlling interest	43,759	45,969	48,804
Settlement of derivative liabilities with shares	—	100,807	—
Impact from deconsolidation of a subsidiary due to loss of control	(27,357)	—	—
Adjustment of the redeemable non-controlling interest	—	—	5,325
Redeemable non-controlling interest arising from business acquisition	—	—	48,962
Transfer from redeemable non-controlling interest to non-controlling interest	—	—	(17,570)
Balance as of December 31	1,438,082	1,584,858	1,670,379